Share based payments - Option activity (Details)	9 Months Ended
Sep. 30, 2024 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	9,457,972
Granted (in shares) | shares	4,645,877
Exercised (in shares) | shares	(3,001,603)
Forfeited (in shares) | shares	(2,259,675)
Ending balance (in shares) | shares	8,842,571
Exercisable (in shares) | shares	2,821,671
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.08
Granted, weighted average exercise price (GBP per share) | £ / shares	0.00
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.02
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.05
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.11
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.20
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	1,949,690
Granted (in shares) | shares	726,233
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	(1,525,129)
Ending balance (in shares) | shares	1,150,794
Exercisable (in shares) | shares	0
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.00
Granted, weighted average exercise price (GBP per share) | £ / shares	0.00
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.00
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.00
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0